KEY MANAGEMENT COMPENSATION - Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Key Management Compensation [Abstract]
Salaries and director fees	$ 832,566	$ 830,698
Share-based payments	367,133	501,900
KEY MANAGEMENT COMPENSATION	$ 1,199,699	$ 1,332,598